Acquisition of subsidiaries and deposits paid for acquisition of subsidiaries - Purchase price allocation (Details) $ in Thousands, $ in Thousands																	1 Months Ended				12 Months Ended
	Oct. 08, 2020 USD ($)	Sep. 28, 2020 USD ($)	Sep. 28, 2020 AUD ($)	Sep. 20, 2019 USD ($)	Sep. 20, 2019 HKD ($)	Mar. 12, 2019 USD ($)	Mar. 08, 2019 USD ($)	Feb. 05, 2019 USD ($)	Jun. 07, 2018 USD ($)	Dec. 22, 2017 USD ($)	Dec. 22, 2017 HKD ($)	May 10, 2017 USD ($)	Apr. 28, 2017 USD ($)	Apr. 23, 2017 USD ($)	Dec. 27, 2016 USD ($)	Dec. 28, 2015 USD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Amortizable intangible assets:
Goodwill																	$ 60,103,000					$ 385,000	$ 385,000	$ 385,000	$ 5,107,000
Boca International Limited
Business Acquisition
Net assets (liabilities) acquired																			$ (337,000)
Deferred tax liabilities																			(6,638,000)
Amortizable intangible assets:
Goodwill																			36,504,000
Total purchase price comprised of:
Cash consideration																$ 52,000,000.00			52,000,000	$ 52,000,000.00
share-based consideration																			4,080,000
Total																			56,080,000
Boca International Limited | Production Backlog
Amortizable intangible assets:
Amortizable intangible assets																			372,000
Boca International Limited | Proprietary technology
Amortizable intangible assets:
Amortizable intangible assets																			$ 26,179,000
CSL
Business Acquisition
Net assets (liabilities) acquired												$ (67,000)
Deferred tax liabilities												(4,920,000)
Amortizable intangible assets:
Goodwill												20,230,000
Total purchase price comprised of:
Cash consideration												32,600,000	$ 32,600,000	$ 32,600,000				$ 32,000,000.00
share-based consideration												2,325,000
Total				$ 12,750,000	$ 99,450							34,925,000			$ 35,000,000.00
CSL | Proprietary technology
Amortizable intangible assets:
Amortizable intangible assets												$ 19,682,000
Giant Credit Limited ("GCL")
Business Acquisition
Net assets (liabilities) acquired										$ 2,113,000
Property, plant and equipment										508,000
Deferred tax liabilities										(7,000)
Amortizable intangible assets:
Goodwill										248,000
Total purchase price comprised of:
Cash consideration										2,350,000	$ 19,600
share-based consideration										2,354,000
Total										2,354,000	$ 19,600
Paris Sky Limited
Business Acquisition
Property, plant and equipment									$ 52,994,000
Allowance on guarantee									(817,000)
Other assets acquired (including cash of $1,957, other assets of $50, Other payables of $170 and income tax payable of $4)									1,833,000
Deferred tax assets									116,000
Deferred tax liabilities									(5,998,000)
Income tax payable									4,000
Total purchase price comprised of:
share-based consideration									4,784,000
Total									48,128,000
Paris Sky Limited | Equity interest in BOCA
Total purchase price comprised of:
Total									23,699,000
Paris Sky Limited | Equity interest in CSL
Total purchase price comprised of:
Total									16,170,000
Paris Sky Limited | Promissory Note
Total purchase price comprised of:
Total									$ 3,475,000
Vision Lane Limited
Total purchase price comprised of:
Cash consideration								$ 7,460,000													$ 6,410,000
Total							$ 12,740,000	$ 12,420,000
Vision Lane Limited And First Asia Finance Limited
Business Acquisition
Net assets (liabilities) acquired						$ 9,165,000
Property, plant and equipment						1,095,000
Deferred tax liabilities						(124,000)
Income tax payable						81,000
Amortizable intangible assets:
Goodwill						3,658,000
Total purchase price comprised of:
Cash consideration						7,457,000
share-based consideration						5,242,000
Total						$ 12,699,000
GFS
Business Acquisition
Net assets (liabilities) acquired																	617,000
Property, plant and equipment																	7,000
Deferred tax liabilities																	(715,000)
Income tax payable										$ 14,000							387,000
Amortizable intangible assets:
Amortizable intangible assets																	4,336,000
Goodwill																	60,103,000
Total purchase price comprised of:
Cash consideration																	21,795,000
Consideration in the form of a promissory note																	28,473,000
share-based consideration																	14,073,000
Total																	$ 64,341,000
Apiguru
Business Acquisition
Net assets (liabilities) acquired	$ 20,000
Deferred tax liabilities	(10,000)
Amortizable intangible assets:
Amortizable intangible assets	39,000
Goodwill	539,000
Total purchase price comprised of:
share-based consideration	588,000
Total	$ 588,000	$ 500,000	$ 695,000